CONTRACT LIABILITY (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Third Parties
CONTRACT LIABILITY
Total	¥ 1,273,179	$ 182,062	¥ 4,719,255	$ 674,844	¥ 1,820,481
Related Parties
CONTRACT LIABILITY
Total	¥ 400,000	$ 57,199	¥ 0